Property and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Property and Equipment
Building and improvements	$ 227,603	$ 227,603
Furniture	119,810	119,810
Computers and Equipment	260,872	160,469
Property and Equipment, gross	608,285	507,882
Accumulated depreciation	(226,438)	(142,865)
Total	$ 381,847	$ 365,017